Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Global Mofy Metaverse Limited
Trading Symbol	GMM
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	25,926,155
Amendment Flag	false
Entity Central Index Key	0001913749
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41834
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 102, 1st Floor,
Entity Address, Address Line Two	No. A12, Xidian Memory Cultural and Creative TownGaobeidian Township,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100000
Title of 12(b) Security	Ordinary shares, par value $0.000002 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 102, 1st Floor
Entity Address, Address Line Two	No. A12, Xidian Memory Cultural and Creative TownGaobeidian Township,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100000
Contact Personnel Name	Haogang Yang
City Area Code	+86
Local Phone Number	10-64376636
Contact Personnel Email Address	ir@mof-vfx.com